Significant Concentrations of Credit Risk - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Concentration Risk [Line Items]
Concentration of risk description	No concentration with a single obligor exceeded 1% of the Company's consolidated total assets.	No concentration with a single obligor exceeded 1% of the Company's consolidated total assets.
Transportation equipment | Assets
Concentration Risk [Line Items]
Concentration risk , percentage	11.40%	11.80%
Consumer - Housing loans | Assets
Concentration Risk [Line Items]
Concentration risk , percentage	13.10%	12.30%
Japan | Geographic Concentration Risk | Assets
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 6,363	¥ 6,166
Concentration risk , percentage	72.00%	76.00%
United States | Geographic Concentration Risk | Assets
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 1,075	¥ 821